Deferred income and contract liabilities	12 Months Ended
Dec. 31, 2023
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Deferred income and contract liabilities

Note 15. Deferred income and contract liabilities

Details of deferred income and contract liabilities

	As of December 31, 2022	As of December 31, 2023

	$ in thousands
Deferred revenues and contract liabilities	59	110,325
Total deferred income and contract liabilities	59	110,325

As of December 31, 2023, the deferred income and contract liabilities primarily include a $25.0 million upfront payment received in November 2023 under the AZ JRCA and $84.1 million reallocated from the IIA and the SIA.

The accounting treatment of the AZ JRCA, the IIA and the SIA is detailed in Note 2.6 to the financial statements “Accounting treatment of significant transactions of the period”.